Loss per share calculation (Tables)	3 Months Ended
Mar. 31, 2020
Earnings per share [abstract]
Loss per share calculation
The calculation of loss per share is based on the following data:

	Three months ended March 31, 2020	Three months ended March 31, 2019
	000s	000s
Loss for the period	(£4,937)	(£5,338)

Weighted average number of ordinary shares for basic loss per share	336,089	153,427
Weighted average number of ordinary shares for diluted loss per share	336,089	153,427

Basic loss per ordinary share from operations £	(0.01)	(0.03)
Diluted loss per ordinary share from operations £	(0.01)	(0.03)